As filed December 10, 2021	Securities Act Registration No. 333-170750
Investment Company Act Registration No. 811-22497

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 90	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 93	x

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Michael P. O’Hare

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	On December 28, 2021, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on (date) pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of Strategy Shares on behalf of Strategy Shares Halt Climate Change ETF, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on July 26, 2021 (Accession Number 0001580642-21-003257), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 79 to the Registration Statement until December 28, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Huntington and State of New York, on December 10, 2021.

STRATEGY SHARES

By:	/s/ Jerry Szilagyi*
Jerry Szilagyi President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Jerry Szilagyi*	December 10, 2021
Jerry Szilagyi, President and Principal Executive Officer	Date

/s/ James Szilagyi*	December 10, 2021
James Szilagyi, Treasurer, Principal Financial Officer, and Principal Accounting Officer	Date

/s/ Tobias Caldwell*	December 10, 2021
Tobias Caldwell, Trustee	Date

/s/ Stephen Lachenauer*	December 10, 2021
Stephen Lachenauer, Trustee	Date

/s/ Donald McIntosh*	December 10, 2021
Donald McIntosh, Trustee	Date

*By:	/s/ Jennifer Bailey

Jennifer Bailey

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed: POA-Szilagyi, POA-James Szilagyi, POA-Caldwell,
POA-Lachenauer, POA-McIntosh)